SAFE Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 14, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2025
SAFE Agreements (Details) [Line Items]
Postmoney Valuation Cap				$ 11,000
Proceeds from Other Equity		$ 20,000		525
Proceeds From Issuance Of Simple Agreements For Future Equity	$ 440
Proceeds From Issuance Funds			$ 719
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.000002	$ 0.000002
Preferred Stock, Shares Issued (in Shares)		1,684,000	1,684,000
USDC [Member]
SAFE Agreements (Details) [Line Items]
Proceeds from Other Equity				200
Cash [Member]
SAFE Agreements (Details) [Line Items]
Proceeds from Other Equity				$ 325
Class A Preferred Stock [Member]
SAFE Agreements (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 1
Preferred Stock, Shares Issued (in Shares)					1,684,000